Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 13 SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 11, 2023, the date that the unaudited consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

Digital Insurance Platform

In April of 2023 and as part of the Company’s planning, the Company finalized its objectives and key results (“OKRs”) for the second quarter of 2023. As part of the OKR process the Company’s goals to support the digital insurance platform indicated that the manner in which the digital insurance platform is used and corresponding cash flows would no longer support the asset. Accordingly, the Company recognized a $1,425 impairment loss in April of 2023 representing the remaining unamortized balance of the digital insurance platform at the date of impairment.

Exchange Offer and PIK Note Offer to Amend

References herein to “Common Stock Equivalents” shall have the meaning given to such term in the Original Securities Purchase Agreement and/or the PIK Note Purchase Agreement, as the context requires. On April 27, 2023, the Company commenced an exchange offer (the “Exchange Offer”), whereby holders of the Assumed Warrants may exchange such Assumed Warrants for shares of Class A Common Stock at a rate of 4.83 shares for each Assumed Warrant. As part of the Exchange Offer, the Company is also soliciting consents from holders of Assumed Warrants to amend and restate the Original Securities Purchase Agreement to provide that the issuance of shares of Class A Common Stock and certain issuances of Common Stock Equivalents, including in connection with certain private placements and public financings, the Exchange Offer, the PIK Note Amendment, the 2022 Debenture Release, and as Private Placement Additional Consideration (each as defined below), do not trigger, and cannot be deemed to have triggered, any anti-dilution adjustments in the securities issued pursuant to the Original Securities Purchase Agreement, including the Assumed Warrants.

If all outstanding Assumed Warrants are tendered in the Exchange Offer and assuming all required approvals, including stockholder approval, are obtained, the Company’s obligation to issue 1,905,853 shares of Class A Common Stock under the Assumed Warrants would be eliminated and approximately 9,205,270 shares of Class A Common Stock would be issued to the Assumed Warrant holders in exchange for the Assumed Warrants.

Concurrently with the Exchange Offer, the Company is soliciting approval from the holders of the Company’s Senior PIK Notes in exchange for shares of Class A Common Stock at a rate of 1.25 shares of Class A Common Stock for every $1.00 of the original principal amount of their Senior PIK Notes (the “PIK Note Offer to Amend”) to amend the PIK Note Purchase Agreement to permit certain issuances by the Company of Class A Common Stock and Common Stock Equivalents without prepaying the Senior PIK Notes, in connection with certain private placements and public financings, the Exchange Offer, the PIK Note Offer to Amend, the 2022 Debenture Release (as defined below), and as Private Placement Additional Consideration (as defined below) (collectively, the “PIK Note Amendment”).

Assuming the Company receives consents from all Senior PIK Note holders and all required approvals, including stockholder approval, are obtained, the Company will issue on a pro rata basis to the holders of the PIK Notes approximately 4,321,875 shares of Class A Common Stock in consideration for the PIK Note Amendment.

If the Company conducts a Private Placement because the PIK Note Amendment has been approved, each investor who participates in the Private Placement who was a holder of Assumed Warrants or Senior PIK Notes as of the commencement of the Exchange Offer or the PIK Note Offer to Amend, as applicable, and each former holder of 2022 Debentures, may receive additional shares of Class A Common Stock or Common Stock Equivalents in addition to the other terms of such Private Placement offered to all investors, whether or not such holder participated in the Exchange Offer or the PIK Note Offer to Amend, as applicable (the “Private Placement Additional Consideration”).

The Board has also authorized the Company to offer Class A Common Stock or Common Stock Equivalents in exchange for a general release by the former holders of 2022 Bridge Debentures, subject to stockholder approval and other conditions to be determined by the Company, at a future date to be determined by the Company (the “2022 Debenture Release”). As currently contemplated, each former holder of the 2022 Bridge Debentures that executes such general release would receive approximately 0.67 shares of Class A Common Stock for every $1.00 of original principal amount of its 2022 Bridge Debentures, and if all former holders of 2022 Bridge Debentures execute such general release, up to 18,760,000 shares of Class A Common Stock would be issued by the Company to such former holders of the 2022 Bridge Debentures.

Note 17 SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 30, 2023, the date that the consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

FOXO Life Insurance Company

On February 3, 2023, the Company consummated the previously announced sale of FOXO Life Insurance Company to Security National Life Insurance Company (the “Buyer”). At the closing, all of the FOXO Life Insurance Company’s shares were cancelled and retired and ceased to exist in exchange for the assignment to the Company of FOXO Life Insurance Company’s statutory capital and surplus amount of $5,002, as of the Closing Date, minus $200 (the “Merger Consideration”). Pursuant to the transaction, at the closing, the Company paid the Buyer’s third-party out-of-pocket costs and expenses of $51. After the Merger Consideration and Buyer’s third party expenses, the transaction resulted in the Company gaining access to $4,751 that was previously held as statutory capital and surplus pursuant to the Arkansas Code.